Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Transactions with Related Parties

The following table provides the total amount of transactions that have been entered into with the related parties in 2017, 2016 and 2015.

	2017			2016			2015
	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)	Purchases	Sales	Other loss (income)
Associates	230	134	(6)	200	117	(11)	199	80	28
Controlling shareholders and entities under control of the Group’s Controlling shareholders	267	50	(33)	278	45	41	261	37	(23)

Total	497	184	(39)	478	162	30	460	117	5

Summary of Settlement with Related Parties

As of December 31, 2017 and 2016, the Group had the following balances in settlement with related parties:

	December 31, 2017			December 31, 2016
	Receivables from	Payables to	Total outstanding, net	Receivables from	Payables to	Total outstanding, net
Associates	16	(23)	(7)	33	(55)	(22)
Controlling shareholders and entities under control of the Group’s Controlling shareholders	47	(35)	12	70	(37)	33

Total	63	(58)	5	103	(92)	11